Capital and financial risk management (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Capital and financial risk management [Abstract]
Loans and financing (Note 12)	R$ 560,692	R$ 385,514	R$ 15,935	R$ 26,697
Debentures (Note 13)	942,088	1,068,979
(-) Cash and cash equivalents (Note 4)	(27,588)	(84,687)	(29,536)	(31,083)
(-) Marketable securities	(42)	(42)
Net debt	1,475,150	1,369,764
Capital deficiency	(569,418)	(455,904)	R$ (624,629)	R$ (737,056)
Equity and net debt	R$ 905,732	R$ 913,860
Financial leverage ratio - %	163.00%	150.00%